Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share Capital [Member]	Equity Settled Share-Based Compensation Reserve [Member]	Foreign Currency Translation Reserve [Member]	Investment Revaluation Reserve [Member]	Share Purchase Warrants [Member]	Subscriptions Received for Shares [Member]	Deficit [Member]	Total
Balance at Dec. 29, 2017	$ 513,304	$ 62,404	$ 27,934	$ (2)	$ 4,832		$ (470,971)	$ 137,501
Balance, shares at Dec. 29, 2017	308,237,856
Effect of change in accounting policy for IFRS 9				(15)			15
Shares issued, net of transactions costs
Balance at Jan. 02, 2018	$ 513,304	62,404	27,934	(17)	4,832		(470,956)	137,501
Balance, shares at Jan. 02, 2018	308,237,856
Shares issued on exercise of options per option plan	$ 408							408
Shares issued on exercise of options per option plan, shares	800,499
Shares issued upon exercise of warrants	$ 2,248							2,248
Shares issued upon exercise of warrants, shares	3,944,759
Shares issued pursuant to restricted share unit plan	$ 322							322
Shares issued pursuant to restricted share unit plan, shares	434,742
Cash settlement of tax on issue of equity-settled restricted share units		(7)						(7)
Fair value allocated to shares issued on options exercised per plan	210	(210)
Fair value and costs transferred to share capital on exercise of warrants	835				(835)
Share-based compensation		4,751						4,751
Special warrants issued net of transaction costs					8,192			8,192
Net loss							(15,957)	(15,957)
Other comprehensive (loss) income net of tax			10,752					10,752
Total comprehensive (loss) income								(5,205)
Balance at Dec. 31, 2018	$ 517,327	66,938	38,686	(17)	12,189		(486,913)	148,210
Balance, shares at Dec. 31, 2018	313,417,856
Shares issued on exercise of options per option plan	$ 641							641
Shares issued on exercise of options per option plan, shares	1,185,666
Shares issued on exercise of options not issued per option plan	$ 40							40
Shares issued on exercise of options not issued per option plan, shares	104,450
Shares issued upon exercise of warrants	$ 110							110
Shares issued upon exercise of warrants, shares	200,075
Shares issued pursuant to restricted share unit plan	$ 174	(122)						52
Shares issued pursuant to restricted share unit plan, shares	111,086
Fair value allocated to shares issued on exercise of options and warrants	$ 618	(593)			(25)
Fair value allocated to shares issued on exercise of options and warrants, shares
Share-based compensation		3,927						3,927
Shares issued, net of transactions costs	$ 52,435							52,435
Shares issued, net of transactions costs, shares	87,477,084
Shares issued on conversion of special warrants, net of transaction costs	$ 8,192				(8,192)
Shares issued on conversion of special warrants, net of transaction costs, shares	10,150,322
Shares issued pursuant to private placements, net of transaction costs	$ 7,911							7,911
Shares issued pursuant to private placements, net of transaction costs, shares	10,296,141
Subscriptions received for private placement, net of transaction costs						693		693
Net loss							(69,193)	(69,193)
Other comprehensive (loss) income net of tax			(6,321)					(6,321)
Total comprehensive (loss) income								(75,514)
Balance at Dec. 31, 2019	$ 587,448	$ 70,150	$ 32,365	$ (17)	$ 3,972	$ 693	$ (556,106)	$ 138,505
Balance, shares at Dec. 31, 2019	422,942,680